INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of Income before Income Tax, Domestic and Foreign

	Year Ended December 31,
	2023	2022	2021
France	(9,026)	(418)	869
Other countries	(11,507)	(1,678)	24
Total	(20,533)	(2,096)	893

Schedule of Components of Income Tax (Expense)/Benefit

	Year Ended December 31,
	2023	2022	2021
Current income tax expense:
France	(77)	(485)	(320)
Other countries	(533)	(251)	(436)
Sub-total current income tax expense	(610)	(736)	(756)
Deferred income tax (expense) benefit:
France	3	(8)	8
Other countries	(37)	(93)	556
Sub-total deferred income tax (expense) benefit	(34)	(101)	563
Total	(644)	(837)	(193)

Schedule of Deferred Tax Assets and Liabilities

	2023	2022
Net operating loss carry forwards	16,356	13,793
Elimination of intercompany profit in inventory	689	480
Elimination of intercompany profit in fixed assets	396	256
Provisions for retirement indemnities	663	658
Capital leases treated as operating leases for tax	10	26
Other items	354	360
Total deferred tax assets	18,468	15,573
Total deferred tax liabilities	—	—
Net deferred tax assets	18,468	15,573
Valuation allowance for deferred tax assets	(17,739)	(14,744)
Deferred tax assets (liabilities), net of allowance	729	829

Schedule of Effective Income Tax Rate Reconciliation

	2023	2022	2021
Theoretical income tax (expense) benefit at French statutory tax rate	5,133	524	(237)
Income of foreign subsidiaries taxed at different tax rates	(546)	(174)	(95)
Effect of net operating loss carry-forwards and valuation allowances	(4,439)	(643)	626
Non-taxable debt fair value variation	—	—	—
Permanent differences	(263)	(99)	(258)
Effect of cancellation of intra-group positions	(476)	(366)	(130)
French business tax included in income tax (CVAE)	(74)	(99)	(85)
Other	20	20	(15)
Effective income tax (expense) benefit	(644)	(837)	(193)